Related Parties Balances and Transactions (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Oct. 01, 2025
Dongyi Yuanda [Member]
Related Parties Balances and Transactions [Line Items]
Disposal loss		$ 55
Ucommune Venture Group [Member]
Related Parties Balances and Transactions [Line Items]
Percentage of disposed shares rate	46.05%